Document and Entity Information	Mar. 18, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001479290
Document Type	8-K
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	REVANCE THERAPEUTICS, INC.
Entity File Number	001-36297
Entity Tax Identification Number	75-0551645
Entity Address, Address Line One	Revance Therapeutics, Inc.
Entity Address, Address Line Two	1222 Demonbreun Street
Entity Address, Address Line Three	Suite 2000
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	724-7755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false